Loans (Components Of Net Investment In Finance Receivables) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Loans [Abstract]
Unearned income	$ (942.0)	$ (989.0)
Equipment residual values	669.2	694.5
Unamortized premiums (discounts)	(47.9)	(40.5)
Net unamortized deferred costs and (fees)	49.7	51.4
Leveraged lease third party non-recourse debt payable	$ (203.8)	$ (227.9)